Redeemable Convertible Class A Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2018	Oct. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity Disclosure [Abstract]
Dividend rate						9.00%
Liquidation preference (in dollars per share)		$ 1,000
Subsidiary, Sale of Stock [Line Items]
Cumulative undeclared and unpaid dividends		$ 717,400					$ 485,900
Conversion price (in dollars per share)		$ 19.00
Gain on conversion of Class A common stock		$ 711,200	$ 0	$ 0	$ 0	$ 711,247	$ 0
Common Stock
Subsidiary, Sale of Stock [Line Items]
Conversion of Class A common stock into common stock (in shares)	140,053,370					177,811,000
Conversion of accrued and unpaid dividends (in shares)		37,758,109